Stock-based Compensation - Assumptions used to Estimate Fair Value of Share-based Payment Awards (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected term	4 years	4 years
Risk-free interest rate, minimum	1.49%	1.39%
Risk-free interest rate, maximum	1.72%	1.85%
Expected volatility, minimum	139.00%	141.00%
Expected volatility, maximum	141.00%	144.00%
Expected dividend yield	0.00%	0.00%